Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	$ 449	$ 4,817	$ 467
Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	4,158	1,595	(1,878)
Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	(3,709)	3,222	2,345
Forward freight agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	(10)	1,484	(572)
Forward freight agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	0	4	(4)
Interest Rate Swap Agreements | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	953	532	(1,275)
Interest Rate Swap Agreements | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	(3,709)	3,160	2,407
Interest Rate Swap Agreements | realized gain (loss) on Derivative Instrument Termintation
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	3,215	0	0
Foreign currency forward contracts | Realized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	0	(421)	(31)
Foreign currency forward contracts | Unrealized Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Realized and unrealized gains on non-designated derivative instruments (note 9)	$ 0	$ 58	$ (58)